SCHEDULE OF PENSION PLANS (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Multiemployer Plan [Line Items]
Current service cost	$ 167	$ 172	$ 687	$ 962
Interest cost	60	40	158	51
Expected return on plan assets	(87)	(63)	(249)	(294)
Amortization of net gain	(39)	(45)	(179)
Settlement gain		(175)	(699)	(860)
Amortization of prior service credit	(35)	(34)	(135)	(141)
Net charge to statement of operations	$ 66	$ (105)	$ (417)	$ (282)